Financial instruments	9 Months Ended
Jul. 31, 2022
Text Block [Abstract]
Financial instruments
19.	Financial instruments
(a) Risk management
The Bank’s principal business activities result in a balance sheet that consists primarily of financial instruments. In addition, the Bank uses derivative financial instruments for both trading and hedging purposes. The principal financial risks that arise from transacting financial instruments include credit risk, liquidity risk and market risk. The Bank’s framework to monitor, evaluate and manage these risks is consistent with that in place as at October 31, 2021.
(i) Credit risk
Credit risk is the risk of loss resulting from the failure of a borrower or counterparty to honour its financial or contractual obligations to the Bank.
Credit risk exposures disclosed below are presented based on the Basel framework utilized by the Bank. The Bank uses the Advanced Internal Ratings-Based approach (AIRB) for all material Canadian, U.S. and European portfolios, and for a significant portion of the international corporate and commercial portfolios. The remaining portfolios, including other international portfolios, are treated under the standardized approach. Under the AIRB approach, the Bank uses internal risk parameter estimates, based on historical experience.
Under the standardized approach, credit risk is estimated using the risk weights as prescribed by the Basel framework, either based on credit assessments by external rating agencies or based on the counterparty type for non-retail
exposures and product type for retail exposures.

Exposure at default (1)	As at
	July 31, 2022			April 30 2022	October 31 2021
($ millions)	AIRB	Standardized	Total	Total	Total
By exposure sub-type
Non-retail (2)
Drawn (3)(4)	$451,781	$59,753	$511,534	$512,917	$459,902
Undrawn commitments	122,200	2,964	125,164	120,701	117,213
Other exposures (5)	116,926	7,813	124,739	118,282	119,923
Total non-retail	$690,907	$70,530	$761,437	$751,900	$697,038
Retail (2)
Drawn (6)	$278,686	$105,831	$384,517	$371,078	$345,947
Undrawn commitments and other exposures	55,530	821	56,351	54,321	51,020
Total retail	$334,216	$106,652	$440,868	$425,399	$396,967
Total	$1,025,123	$177,182	$1,202,305	$1,177,299	$1,094,005
(1)	After credit risk mitigation and excludes equity securities and other assets.
(2)	Commencing this quarter, certain small business loans have been reclassified from non-retail to retail based on regulatory definitions. Prior periods have not been restated.
(3)	Non-retail AIRB drawn exposures include government guaranteed and privately insured mortgages.
(4)	Non-retail drawn includes loans, bankers’ acceptances, deposits with financial institutions and FVOCI debt securities.
(5)	Includes off-balance sheet lending instruments such as letters of credit, letters of guarantee, securitizations, over-the-counter derivatives and repo-style transactions net of related collateral.
(6)	Retail drawn includes residential mortgages, credit cards, lines of credit and other personal loans.
Credit quality of
non-retail
exposures
The Bank’s
non-retail
portfolio is well diversified by industry. A significant portion of the authorized corporate and commercial lending portfolio was internally assessed at a grade that would generally equate to an investment grade rating by external rating agencies. There has not been a significant change in concentrations of credit risk since October 31, 2021.
Credit quality of retail exposures
The Bank’s retail portfolios consist of a number of relatively small loans to a large number of borrowers. The portfolios are distributed across Canada and a wide range of countries. As such, the portfolios inherently have a high degree of diversification. In addition, as of July 31, 2022, 28% (April 30, 2022 – 28%; October 31, 2021 – 31%) of the Canadian residential mortgage portfolio is insured. The average loan-to-value
ratio of the uninsured portion of the Canadian residential mortgage portfolio is 46% (April 30, 2022 – 47%; October 31, 2021 – 49%).
Retail standardized portfolio
The retail standardized portfolio of $107 billion as at July 31, 2022 (April 30, 2022 – $99 billion; October 31, 2021 – $91 billion) was comprised of residential mortgages, personal loans, credit cards and lines of credit to individuals, mainly in Latin America and the Caribbean. Of the total retail standardized exposures,
$60 billion (April 30, 2022 – $60 billion; October 31, 2021 – $55 billion) was represented by mortgages and loans secured by residential real estate, mostly with a loan-to-value
ratio of below 80%.
(ii) Liquidity risk
Liquidity risk is the risk that the Bank is unable to meet its financial obligations in a timely manner at reasonable prices. The Bank’s liquidity risk is subject to extensive risk management controls and is managed within the framework of policies and limits approved by the Board. The Board receives reports on risk exposures and performance against approved limits. The Asset/Liability Committee (ALCO) provides senior management oversight of liquidity risk.
The key elements of the Bank’s liquidity risk management framework include:

•	liquidity risk measurement and management limits, including limits on maximum net cash outflow by currency over specified short-term horizons;

•	prudent diversification of its wholesale funding activities by using a number of different funding programs to access the global financial markets and manage its maturity profile, as appropriate;

•	large holdings of liquid assets to support its operations, which can generally be sold or pledged to meet the Bank’s obligations;

•	liquidity stress testing, including Bank-specific, global-systemic, and combination systemic/specific scenarios; and

•	liquidity contingency planning.
The Bank’s foreign operations have liquidity management frameworks that are similar to the Bank’s framework. Local deposits are managed from a liquidity risk perspective based on the local management frameworks and regulatory requirements.
(iii) Market risk
Market risk arises from changes in market prices and rates (including interest rates, credit spreads, equity prices, foreign exchange rates and commodity prices), the correlations among them, and their levels of volatility.
Interest rate risk
Interest rate risk is the risk of loss due to the following: changes in the level, slope and curvature of the yield curve; the volatility of interest rates and changes in customers’ preferences (e.g. mortgage prepayment rates).
Non-trading
foreign currency risk
Foreign currency risk is the risk of loss due to changes in spot and forward rates.
As at July 31, 2022, a one per cent increase (decrease) in the Canadian dollar against all currencies in which the Bank operates decreases (increases) the Bank’s before-tax
annual earnings by approximately $43 million due primarily from exposure to U.S. dollars (April 30, 2022 – $39 million; July 31, 2021 – $44 million) and the effect of which is not hedged.
A similar change in the Canadian dollar as at July 31, 2022, would increase (decrease) the unrealized foreign currency translation losses in the accumulated other comprehensive income section of shareholders’ equity by approximately $297 million (April 30, 2022 – $331 million; July 31, 2021 – $324 million), net of hedging.
Non-trading
equity risk
Equity risk is the risk of loss due to adverse movements in equity prices. The Bank is exposed to equity risk through its investment equity portfolios. The fair value of investment equity securities is shown in Note
7
.
Trading portfolio risk management
The table below shows the Bank’s VaR by risk factor along with Stressed VaR:

	For the three months ended			As at	As at
	July 31, 2022			July 31	April 30	July 31
($ millions)	Average	High	Low	2022	2022	2021
Credit spread plus interest rate	$13.5	$16.6	$10.4	$16.2	$10.2	$9.1
Credit spread	5.8	7.8	4.5	5.3	5.5	4.1
Interest rate	12.5	15.0	9.6	15.0	9.6	9.7
Equities	4.5	6.0	3.2	4.6	5.1	3.2
Foreign exchange	2.5	5.3	1.3	2.3	1.8	1.8
Commodities	4.5	5.8	2.7	3.4	5.6	1.4
Debt specific	2.2	2.5	1.8	2.1	2.0	2.3
Diversification effect	(11.7)	–	–	(11.5)	(12.0)	(7.2)
Total VaR	$15.5	$18.3	$11.5	$17.1	$12.7	$10.6
Total Stressed VaR	$28.6	$39.1	$19.3	$31.4	$25.7	$39.4
(b) Financial instruments designated at fair value through profit or loss
In accordance with its risk management strategy, the Bank has elected to designate certain senior note liabilities at fair value through profit or loss to reduce an accounting mismatch between fair value changes in these instruments and fair value changes in related derivatives, and where a hybrid financial liability contains one or more embedded derivatives that are not closely related to the host contract. Changes in fair value of financial liabilities arising from the Bank’s own credit risk are recognized in other comprehensive income, without subsequent reclassification to net income.
The cumulative fair value adjustment due to own credit risk is determined at a point in time by comparing the present value of expected future cash flows over the term of these liabilities discounted at the Bank’s effective funding rate, and the present value of expected future cash flows discounted under a benchmark rate.
The following table presents the fair value of liabilities designated at fair value through profit or loss and their changes in fair value.

	Fair value			Change in fair value			Cumulative change in fair value (1)
	As at			For the three months ended				As at
($ millions)	July 31 2022	April 30 2022	July 31 2021	July 31 2022	April 30 2022	July 31 2021	July 31 2022	April 30 2022	July 31 2021
Liabilities
Senior note liabilities (2)	$22,876	$21,927	$21,961	$302	$3,913	$(554)	$4,410	$4,108	$(904)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(2)
Changes in fair value attributable to changes in the Bank’s own credit risk are recorded in other comprehensive income. Other changes in fair value are recorded in non-interest
income – trading revenues. The offsetting fair value changes from associated derivatives is also recorded in non-interest
income – trading revenues.

The following table presents the changes in fair value attributable to changes in the Bank’s own credit risk for financial liabilities designated at fair value through profit or loss as well as their contractual maturity and carrying amounts.

	Senior note liabilities
($ millions)	Contractual maturity amount	Carrying value	Difference between carrying value and contractual maturity amount	Change in fair value for the three month period attributable to change in own credit risk recorded in other comprehensive income	Cumulative change in fair value due to change in own credit risk (1)
As at July 31, 2022	$27,286	$22,876	$4,410	$ 567	$856
As at April 30, 2022	$26,035	$21,927	$4,108	$ 787	$289
As at July 31, 2021	$21,057	$21,961	$(904)	$ 72	$(705)
(1)	The cumulative change in fair value is measured from the instruments’ date of initial recognition.
(c) Financial instruments – fair value
Fair value of financial instruments
The calculation of fair value is based on market conditions at a specific point in time and therefore may not be reflective of future fair values. The Bank has controls and processes in place to ensure that the valuation of financial instruments is appropriately determined.
Refer to Note 7 of the Bank’s audited consolidated financial statements in the 2021 Annual Report for the valuation techniques used to fair value its significant financial assets and liabilities.

The following table sets out the fair values of financial instruments of the Bank and excludes non-financial
assets, such as property and equipment, investments in associates, precious metals, goodwill and other intangible assets.

	As at
	July 31, 2022		April 30, 2022		October 31, 2021
($ millions)	Total fair value	Total carrying value	Total fair value	Total carrying value	Total fair value	Total carrying value
Assets:
Cash and deposits with financial institutions	$67,715	$67,715	$85,910	$85,910	$86,323	$86,323
Trading assets	118,605	118,605	133,644	133,644	146,312	146,312
Securities purchased under resale agreements and securities borrowed	155,217	155,217	148,706	148,706	127,739	127,739
Derivative financial instruments	47,139	47,139	54,608	54,608	42,302	42,302
Investment securities – fair value	86,674	86,674	83,788	83,788	57,042	57,042
Investment securities – amortized cost	21,117	21,548	16,107	16,699	18,133	18,157
Loans	704,332	713,378	684,215	689,702	641,964	636,986
Customers’ liability under acceptances	19,817	19,817	19,043	19,043	20,404	20,404
Other financial assets	25,795	25,795	19,349	19,349	14,256	14,256
Liabilities:
Deposits	872,181	879,582	869,308	876,554	798,335	797,259
Financial instruments designated at fair value through profit or loss	22,876	22,876	21,927	21,927	22,493	22,493
Acceptances	19,844	19,844	19,070	19,070	20,441	20,441
Obligations related to securities sold short	44,220	44,220	44,620	44,620	40,954	40,954
Derivative financial instruments	56,880	56,880	57,123	57,123	42,203	42,203
Obligations related to securities sold under repurchase agreements and securities lent	128,145	128,145	131,978	131,978	123,469	123,469
Subordinated debentures	8,273	8,413	8,360	8,447	6,733	6,334
Other financial liabilities	43,281	43,830	41,679	41,949	39,802	40,254
(d) Fair value hierarchy
The best evidence of fair value for a financial instrument is the quoted price in an active market. Unadjusted quoted market prices for identical instruments represent a Level 1 valuation. Where possible, valuations are based on quoted prices or observable inputs obtained from active markets.
Quoted prices are not always available for
over-the-counter
transactions, as well as transactions in inactive or illiquid markets. In these instances, internal models that maximize the use of observable inputs are used to estimate fair value. The chosen valuation technique incorporates all the factors that market participants would take into account in pricing a transaction. When all significant inputs to models are observable, the valuation is classified as Level 2. Financial instruments traded in a less active market are valued using indicative market prices or other valuation techniques. Fair value estimates do not consider forced or liquidation sales.
Where financial instruments trade in inactive markets, illiquid markets or when using models where observable parameters do not exist, greater management judgment is required for valuation purposes. Valuations that require the significant use of unobservable inputs are classified as Level 3.
The following table outlines the fair value hierarchy and instruments carried at fair value on a recurring basis.

				As at
	July 31, 2022				April 30, 2022
($ millions)	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$837	$–	$837	$–	$1,056	$–	$1,056
Trading assets
Loans	–	8,295	–	8,295	–	8,483	–	8,483
Canadian federal government and government guaranteed debt	2,388	12,734	–	15,122	7,630	3,716	–	11,346
Canadian provincial and municipal debt	201	9,845	–	10,046	4,000	4,608	–	8,608
U.S. treasury and other U.S. agencies’ debt	7,667	196	–	7,863	7,552	100	–	7,652
Other foreign governments’ debt	131	8,376	–	8,507	76	9,106	–	9,182
Corporate and other debt	2,170	8,729	2	10,901	2,667	9,070	1	11,738
Equity securities	55,565	493	41	56,099	74,813	71	3	74,887
Other	–	1,772	–	1,772	–	1,748	–	1,748
	$68,122	$50,440	$43	$118,605	$96,738	$36,902	$4	$133,644
Investment securities (2)
Canadian federal government and government guaranteed debt	$649	$10,031	$–	$10,680	$5,011	$4,700	$–	$9,711
Canadian provincial and municipal debt	–	4,745	–	4,745	1,711	3,490	–	5,201
U.S. treasury and other U.S. agencies’ debt	34,681	1,943	–	36,624	33,515	2,019	–	35,534
Other foreign governments’ debt	2,425	25,031	120	27,576	189	26,261	17	26,467
Corporate and other debt	56	1,449	56	1,561	36	1,406	60	1,502
Equity securities	3,702	227	1,559	5,488	3,659	233	1,481	5,373
	$41,513	$43,426	$1,735	$86,674	$44,121	$38,109	$1,558	$83,788
Derivative financial instruments
Interest rate contracts	$4	$12,641	$10	$12,655	$–	$9,923	$8	$9,931
Foreign exchange and gold contracts	–	22,820	–	22,820	–	26,027	–	26,027
Equity contracts	262	2,444	30	2,736	251	8,273	26	8,550
Credit contracts	–	573	–	573	–	487	–	487
Commodity contracts	–	8,344	11	8,355	–	9,602	11	9,613
	$266	$46,822	$51	$47,139	$251	$54,312	$45	$54,608
Liabilities:
Deposits	$–	$131	$–	$131	$–	$106	$–	$106
Financial liabilities designated at fair value through profit or loss	–	22,864	12	22,876	–	21,840	87	21,927
Obligations related to securities sold short	30,835	13,382	3	44,220	38,131	6,487	2	44,620

Derivative financial instruments
Interest rate contracts	6	17,571	7	17,584	–	17,835	7	17,842
Foreign exchange and gold contracts	–	28,235	–	28,235	–	27,261	–	27,261
Equity contracts	538	3,681	13	4,232	524	2,904	6	3,434
Credit contracts	–	23	–	23	–	27	–	27
Commodity contracts	–	6,800	6	6,806	–	8,553	6	8,559
	$544	$56,310	$26	$56,880	$524	$56,580	$19	$57,123
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable, less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $21,548 (April 30, 2022 – $16,699).

	As at October 31, 2021
($ millions)	Level 1	Level 2	Level 3	Total
Instruments carried at fair value on a recurring basis:
Assets:
Precious metals (1)	$–	$755	$–	$755
Trading assets
Loans	–	8,113	–	8,113
Canadian federal government and government guaranteed debt	9,272	3,842	–	13,114
Canadian provincial and municipal debt	5,556	4,298	–	9,854
U.S. treasury and other U.S. agencies’ debt	6,760	63	–	6,823
Other foreign governments’ debt	129	9,559	–	9,688
Corporate and other debt	2,595	9,185	40	11,820
Equity securities	85,688	160	1	85,849
Other	–	1,051	–	1,051
	$110,000	$36,271	$41	$146,312
Investment securities (2)
Canadian federal government and government guaranteed debt	$1,125	$4,679	$–	$5,804
Canadian provincial and municipal debt	1,937	3,218	–	5,155
U.S. treasury and other U.S. agencies’ debt	11,462	2,175	–	13,637
Other foreign governments’ debt	67	26,605	17	26,689
Corporate and other debt	10	1,319	27	1,356
Equity securities	2,879	218	1,304	4,401
	$17,480	$38,214	$1,348	$57,042
Derivative financial instruments
Interest rate contracts	$–	$13,124	$1	$13,125
Foreign exchange and gold contracts	–	18,293	–	18,293
Equity contracts	184	3,513	21	3,718
Credit contracts	–	245	–	245
Commodity contracts	–	6,921	–	6,921
	$184	$42,096	$22	$42,302
Liabilities:
Deposits	$–	$175	$–	$175
Financial liabilities designated at fair value through profit or loss	–	22,354	139	22,493
Obligations related to securities sold short	35,487	5,467	–	40,954

Derivative financial instruments
Interest rate contracts	–	13,148	15	13,163
Foreign exchange and gold contracts	–	18,171	–	18,171
Equity contracts	307	4,737	6	5,050
Credit contracts	–	30	–	30
Commodity contracts	–	5,789	–	5,789
	$307	$41,875	$21	$42,203
(1)	The fair value of precious metals is determined based on quoted market prices and forward spot prices, where applicable , less the cost to sell.
(2)	Excludes debt investment securities measured at amortized cost of $18,157.
Level 3 instrument fair value changes
Financial instruments categorized as Level 3 as at July 31, 2022, in the fair value hierarchy comprise certain foreign government bonds, structured corporate bonds, equity securities, complex derivatives, financial liabilities designated at fair value through profit or loss and obligations related to securities sold short.
The following table summarizes the changes in Level 3 instruments carried at fair value for the three months ended July 31, 2022.

All positive balances represent assets and negative balances represent liabilities. Consequently, positive amounts indicate purchases of assets or settlements of liabilities and negative amounts indicate sales of assets or issuances of liabilities.

	As at July 31, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/out of Level 3	Fair value, end of the quarter	Changes in unrealized gains/(losses) recorded in income for instruments still held (1)
Trading assets

Corporate and other debt	$1	$1	$–	$–	$–	$–	$2	$1
Equity securities	3	–	–	1	–	37	41	–
	4	1	–	1	–	37	43	1
Investment securities
Other foreign governments’ debt	17	–	–	60	–	43	120	n/a
Corporate and other debt	60	1	–	–	(5)	–	56	–
Equity securities	1,481	83	(3)	29	(31)	–	1,559	83
	1,558	84	(3)	89	(36)	43	1,735	83
Derivative financial instruments – assets
Interest rate contracts	8	–	–	2	–	–	10	–
Equity contracts	26	2	–	–	–	2	30	2	(2)
Commodity contracts	11	–	–	–	–	–	11	–

Derivative financial instruments – liabilities
Interest rate contracts	(7)	–	–	–	–	–	(7)	–	(3)
Equity contracts	(6)	1	–	(1)	–	(7)	(13)	1	(2)
Commodity contracts	(6)	–	–	–	–	–	(6)	–
	26	3	–	1	–	(5)	25	3

Financial liabilities designated at fair value through profit or loss	(87)	(4)	–	–	–	79	(12)	–

Obligations related to securities sold short	(2)	–	–	–	–	(1)	(3)	–
Total	$1,499	$84	$(3)	$91	$(36)	$153	$1,788	$87
(1)	These amounts represent the gains and losses from fair value changes of Level 3 instruments still held at the end of the period that are recorded in the Consolidated Statement of Income.
(2)
Certain unrealized gains and losses on derivative assets and liabilities are largely offset by mark-to-market
changes on other instruments included in trading revenues in the Consolidated Statement of Income, since these instruments act as an economic hedge to certain derivative assets and liabilities.

(3)
Certain unrealized losses on interest rate derivative contracts are largely offset by mark-to-market
changes on embedded derivatives on certain deposit liabilities in the Consolidated Statement of Income.

The following tables summarize the changes in Level 3 instruments carried at fair value for the three months ended April 30, 2022 and October 31, 2021.

	As at April 30, 2022
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$5	$(2)	$–	$2	$–	$(1)	$4
Investment securities	1,495	58	(3)	116	(103)	(5)	1,558
Derivative financial instruments	–	10	–	–	–	16	26
Financial liabilities designated at fair value through profit or loss	(137)	25	–	(22)	–	47	(87)
Obligations related to securities sold short	(2)	–	–	–	–	–	(2)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.

	As at October 31, 2021
($ millions)	Fair value, beginning of the quarter	Gains/ (losses) recorded in income (1)	Gains/ (losses) recorded in OCI	Purchases/ Issuances	Sales/ Settlements	Transfers into/ out of Level 3	Fair value, end of the quarter
Trading assets	$4	$(1)	$–	$28	$–	$10	$41
Investment securities	1,190	83	28	78	(32)	1	1,348
Derivative financial instruments	(35)	4	–	(12)	51	(7)	1
Financial liabilities designated at fair value through profit or loss	(119)	–	–	(20)	–	–	(139)
(1)	Gains or losses for items in Level 3 may be offset with losses or gains on related hedges in Level 1 or Level 2.
Significant transfers
Significant transfers can occur between the fair value hierarchy levels when additional or new information regarding valuation inputs and their refinement and observability become available. The Bank recognizes transfers between levels of the fair value hierarchy at the end of the reporting period during which the change has occurred.
The following significant transfers made between Level 1 and 2, were based on whether the fair value was determined using quoted market prices from an active market.
During the three months ended July 31, 2022:

•	Trading assets of $513 million, investment securities of $435 million and obligations related to securities sold short of $33 million were transferred out of Level 2 into Level 1.

•	Trading assets of $10,161 million, investment securities of $6,225 million and obligations related to securities sold short of $5,517 million were transferred out of Level 1 into Level 2.
During the three months ended April 30, 2022:

•	Trading assets of $1,191 million, investment securities of $475 million and obligations related to securities sold short of $624 million were transferred out of Level 2 into Level 1.

•	Trading assets of $1,306 million, investment securities of $463 million and obligations related to securities sold short of $361 million were transferred out of Level 1 into Level 2.
During the three months ended October 31, 2021:

•	Trading assets of $9,455 million, investment securities of $3,407 million and obligations related to securities sold short of $2,550 million were transferred out of Level 2 into Level 1.

•	Trading assets of $9,972 million, investment securities of $13,474 million and obligations related to securities sold short of $2,235 million were transferred out of Level 1 into Level 2.
There were no significant transfers into and out of Level 3 during the three months ended July 31, 2022, April 30, 2022 and October 31, 2021.
Level 3 sensitivity
The Bank applies judgment in determining unobservable inputs used to calculate the fair value of Level 3 instruments.
Refer to Note 7 of the Bank’s audited consolidated financial statements for the year ended October 31, 2021 for a description of the significant unobservable inputs for Level 3 instruments and the potential effect that a change in each unobservable input may have on the fair value measurement. There have been no significant changes to the Level 3 sensitivities during the quarter.